Leases - Summary of Carrying Amounts of Lease Liabilities and Movements During Years (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Beginning balance	¥ 17,490	¥ 14,713
Additions	2,734	5,682
Accretion of interest	1,082	2,561	¥ 613
Covid-19 - related rent concessions from a lessor	0	(778)	0
Lease termination	(14,379)	0
Payments	(3,648)	(4,688)
Ending balance	3,279	17,490	¥ 14,713
Current	2,486	7,660
Non-current	¥ 793	¥ 9,830